Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of related parties

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
Amount due to Parent	17,379,013	-	-
Amount due to a related party-Joyous JD	1,086,012	-	-